TRADE AND OTHER PAYABLES (Details) - CAD ($)	Sep. 30, 2019	Dec. 31, 2018
Notes to Financial Statements
Trade payables	$ 32,544	$ 63,279
Accrued liabilities	85,101	66,000
Trade and other payables	$ 117,645	$ 129,279